Issued Capital	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Issued Capital
Issued Capital

Note 10. Issued capital

	Consolidated
	31 December 2024	31 December 2024	30 June 2024	30 June 2024
	Shares	A$	Shares	A$

Issued capital	278,943,573	160,392,165	215,056,881	150,346,596
Share issue costs	-	(7,959,700)	-	(6,374,026)

	278,943,573	152,432,465	215,056,881	143,972,570

	31 December 2024	31 December 2024	30 June 2024	30 June 2024
Ordinary share - issued and fully paid	Shares	A$	Shares	A$

At the beginning of the period	215,056,881	143,972,570	210,889,961	142,986,671
- Contributions of equity	56,880,000	8,472,091	4,166,669	1,000,005
- Shares issued on conversion of options	5,414,220	1,250,083	251	176
- Shares issued for services rendered	1,592,472	323,395	-	-
- Share issue costs - share based payments note 16	-	(180,890)	-	-
- Share issue costs - cash payments	-	(1,404,784)	-	(14,282)

Closing balance	278,943,573	152,432,465	215,056,881	143,972,570

Nova Minerals Limited

Unaudited Condensed Notes to the Consolidated Financial Statements

For the Half-Year Ended 31 December 2024

Note 10. Issued capital (continued)

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the company does not have a limited amount of authorized capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Capital Risk Management

The consolidated entity’s objectives when managing capital is to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.

Note 14. Issued Capital

	Consolidated
	30 June 2024		30 June 2023		30 June 2022
	Shares	A$	Shares	A$	Shares	A$

Issued capital	215,056,881	150,346,596	210,889,961	149,346,415	180,202,285	130,246,297
Share issue costs	-	(6,374,026)	-	(6,359,744)	-	(4,533,038)

	215,056,881	143,972,570	210,889,961	142,986,671	180,202,285	125,713,259

	30-Jun-24		30-Jun-23		30-Jun-22
Ordinary share - Issued and fully paid	No	A$	No	A$	No	A$

At the beginning of the period	210,889,961	142,986,671	180,202,285	125,713,259	1,680,946,647	114,922,698
- Contributions of equity	4,166,669	1,000,005	27,228,501	19,059,988	109,090,910	12,000,000
- Shares issued on conversion of options	251	176	100,185	40,130	-	-
- Shares issued on conversion of conversion of cashless options	-	-	3,358,990	-	-	-
- Performance rights exercised	-	-	-	-	12,000,000	312,000
- Consolidation of shares adjustment(a)	-	-	-	-	(1,621,835,272)	-
- Share issue costs – share based payments	-	-	-	(636,670)	-	(732,000)
- Share issue costs - cash payments	-	(14,282)	-	(1,190,036)	-	(789,439)

Closing balance	215,056,881	143,972,570	210,889,961	142,986,671	180,202,285	125,713,259

(a)	On the 29 November 2021 the company completed a share consolidation on a 10:1 basis

Ordinary Shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the company does not have a limited amount of authorized capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Capital Risk Management

The consolidated entity’s objectives when managing capital is to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024